Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 105.6%
	COMMUNICATION SERVICES — 2.1%
755	Magnite, Inc.*	$8,615
	CONSUMER DISCRETIONARY — 15.2%
67	Boot Barn Holdings, Inc.*	7,198
136	Champion Homes, Inc.*	12,887
132	Dutch Bros, Inc. - Class A*	8,150
32	Installed Building Products, Inc.	5,487
118	Planet Fitness, Inc. - Class A*	11,400
339	Universal Technical Institute, Inc.*	8,705
38	Wingstop, Inc.	8,572
		62,399
	CONSUMER STAPLES — 3.9%
220	Chefs' Warehouse, Inc.*	11,981
61	elf Beauty, Inc.*	3,830
		15,811
	FINANCIALS — 9.5%
111	Axos Financial, Inc.*	7,162
216	Baldwin Insurance Group, Inc.*	9,653
567	BGC Group, Inc.	5,200
59	Coastal Financial Corp.*	5,334
141	Shift4 Payments, Inc. - Class A*	11,521
		38,870
	HEALTH CARE — 20.3%
683	Adaptive Biotechnologies Corp.*	5,075
59	Apogee Therapeutics, Inc.*	2,204
152	AtriCure, Inc.*	4,903
213	Avadel Pharmaceuticals PLC - ADR*	1,668
152	Catalyst Pharmaceuticals, Inc.*	3,686
110	Edgewise Therapeutics, Inc.*	2,420
173	Enovis Corp.*	6,610
372	Fortrea Holdings, Inc.*	2,809
172	Globus Medical, Inc. - Class A*	12,590
64	Halozyme Therapeutics, Inc.*	4,084
66	Ionis Pharmaceuticals, Inc.*	1,991
92	LivaNova PLC*,1	3,614
158	Nurix Therapeutics, Inc.*	1,877
11	OmniAb, Inc. Earnout Shares[2]	—
11	OmniAb, Inc. Earnout Shares[2]	—
80	Protagonist Therapeutics, Inc.*	3,869
27	Rhythm Pharmaceuticals, Inc.*	1,430
45	SpringWorks Therapeutics, Inc.*	1,986
249	Surgery Partners, Inc.*	5,914

Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
100	Verona Pharma PLC - ADR*	$6,349
60	Viking Therapeutics, Inc.*	1,449
225	Waystar Holding Corp.*	8,406
		82,934
	INDUSTRIALS — 26.7%
72	AAON, Inc.	5,625
413	ACV Auctions, Inc. - Class A*	5,819
56	Beacon Roofing Supply, Inc.*	6,927
112	Casella Waste Systems, Inc. - Class A*	12,489
56	Chart Industries, Inc.*	8,084
32	Comfort Systems USA, Inc.	10,315
48	Crane Co.	7,353
79	Ducommun, Inc.*	4,584
54	Franklin Electric Co., Inc.	5,070
358	Leonardo DRS, Inc.	11,771
59	MasTec, Inc.*	6,886
34	Paylocity Holding Corp.*	6,370
224	Tetra Tech, Inc.	6,552
61	UFP Industries, Inc.	6,529
181	WillScot Holdings Corp.	5,032
		109,406
	INFORMATION TECHNOLOGY — 25.6%
61	ASGN, Inc.*	3,844
83	Astera Labs, Inc.*	4,953
28	CyberArk Software, Ltd.*,1	9,464
29	Fabrinet*,1	5,728
434	Freshworks, Inc.*	6,124
59	Impinj, Inc. *	5,351
424	Informatica, Inc. - Class A*	7,399
33	Insight Enterprises, Inc.*	4,950
75	Intapp, Inc.*	4,378
265	JFrog, Ltd.*,1	8,480
93	MACOM Technology Solutions Holdings, Inc.*	9,335
192	nCino, Inc.*	5,274
27	Onto Innovation, Inc.*	3,276
387	Penguin Solutions, Inc.*,1	6,722
251	SentinelOne, Inc. - Class A*	4,563
33	SiTime Corp.*	5,045
287	Vertex, Inc.*	10,048
		104,934

Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 2.3%
104	Knife River Corp.*	$9,382
	TOTAL COMMON STOCKS
	(Cost $359,807)	432,351
	SHORT-TERM INVESTMENTS — 3.6%
14,628	Goldman Sachs FS Government Fund - Institutional Class, 4.18%[3]	14,628
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $14,628)	14,628
	TOTAL INVESTMENTS — 109.2%
	(Cost $374,435)	446,979
	Liabilities in Excess of Other Assets — (9.2)%	(37,675)
	NET ASSETS — 100.0%	$409,304

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]	The rate is the annualized seven-day yield at period end.